UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06623

Nuveen California Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen California Select Tax-Free Income Portfolio (NXC)
	June 30, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 99.3%

	MUNICIPAL BONDS – 99.3%

	Consumer Staples – 4.1%
$ 65	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma	12/16 at 100.00	BBB+	$ 65,030
	County Tobacco Securitization Corporation, Series 2005, 4.250%, 6/01/21
1,450	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B–	1,461,847
	Bonds, Series 2007A-1, 5.000%, 6/01/33
1,095	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/22 at 100.00	B–	1,124,412
	Bonds, Series 2007A-2, 5.300%, 6/01/37
1,500	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	12/16 at 100.00	B–	1,500,105
	Bonds, Series 2005A-1, 5.500%, 6/01/45
4,110	Total Consumer Staples			4,151,394
	Education and Civic Organizations – 3.2%
195	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	4/18 at 100.00	Aa3	211,440
	2008A, 5.625%, 4/01/37
160	California Municipal Finance Authority, Charter School Revenue Bonds, Rocketship Education –	6/22 at 102.00	N/R	190,066
	Multiple Projects, Series 2014A , 7.250%, 6/01/43
2,000	California State University, Systemwide Revenue Bonds, Series 2015A, 5.000%, 11/01/38	11/25 at 100.00	Aa2	2,500,880
250	California Statewide Communities Development Authority, School Facility Revenue Bonds,	7/21 at 100.00	BBB–	293,660
	Alliance College-Ready Public Schools, Series 2011A, 7.000%, 7/01/46
2,605	Total Education and Civic Organizations			3,196,046
	Health Care – 5.7%
115	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/24 at 100.00	AA	138,361
	Children’s Hospital, Series 2014A, 5.000%, 8/15/43
125	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	151,279
	Series 2014A, 5.000%, 10/01/38
255	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA	306,477
	Series 2014B, 5.000%, 10/01/44
235	California Health Facilities Financing Authority, Revenue Bonds, Rady Children’s Hospital –	8/21 at 100.00	Aa3	271,587
	San Diego, Series 2011, 5.250%, 8/15/41
825	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	6/26 at 100.00	BB+	943,553
	University Medical Center, Series 2016A, 5.000%, 12/01/46
425	California Statewide Community Development Authority, Revenue Bonds, Children’s Hospital of	8/17 at 100.00	BBB+	440,304
	Los Angeles, Series 2007, 5.000%, 8/15/47
500	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Ba1	560,740
	6.625%, 11/01/29
1,100	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	1,187,175
	6.000%, 11/01/41
670	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011,	12/21 at 100.00	BB+	841,688
	7.500%, 12/01/41
800	Upland, California, Certificates of Participation, San Antonio Community Hospital, Series	1/21 at 100.00	A–	948,776
	2011, 6.500%, 1/01/41
5,050	Total Health Care			5,789,940
	Housing/Multifamily – 1.0%
365	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/20 at 100.00	BBB	419,754
	Series 2010A, 6.400%, 8/15/45
395	California Municipal Finance Authority, Mobile Home Park Revenue Bonds, Caritas Projects	8/22 at 100.00	BBB	459,310
	Series 2012A, 5.500%, 8/15/47
	California Municipal Finance Authority, Mobile Home Park Senior Revenue Bonds, Caritas
	Affordable Housing, Inc. Projects, Series 2014A:
25	5.250%, 8/15/39	8/24 at 100.00	BBB	29,538
65	5.250%, 8/15/49	8/24 at 100.00	BBB	76,292
850	Total Housing/Multifamily			984,894
	Industrials – 1.1%
1,015	California Pollution Control Financing Authority, Solid Waste Disposal Revenue Bonds, Republic	No Opt. Call	BBB+	1,074,601
	Services Inc., Series 2002C, 5.250%, 6/01/23 (Mandatory put 12/01/17) (Alternative
	Minimum Tax)
	Tax Obligation/General – 34.3%
1,000	California State, General Obligation Bonds, Various Purpose Refunding Series 2015,	8/25 at 100.00	AA–	1,250,930
	5.000%, 8/01/34
1,650	California State, General Obligation Bonds, Various Purpose Series 2009, 5.500%, 11/01/39	11/19 at 100.00	AA–	1,908,324
1,965	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA–	2,347,291
2,000	California State, General Obligation Bonds, Various Purpose Series 2012, 5.250%, 4/01/35	4/22 at 100.00	AA–	2,431,540
	Golden West Schools Financing Authority, California, General Obligation Revenue Refunding
	Bonds, School District Program, Series 1999A:
3,400	0.000%, 8/01/16 – NPFG Insured	No Opt. Call	AA–	3,397,789
1,750	0.000%, 2/01/17 – NPFG Insured	No Opt. Call	AA–	1,737,978
2,375	0.000%, 8/01/17 – NPFG Insured	No Opt. Call	AA–	2,344,173
2,345	0.000%, 2/01/18 – NPFG Insured	No Opt. Call	AA–	2,297,584
	Mountain View-Los Altos Union High School District, Santa Clara County, California, General
	Obligation Bonds, Capital Appreciation Series 1997C:
1,015	0.000%, 5/01/17 – NPFG Insured	No Opt. Call	Aaa	1,007,783
1,080	0.000%, 5/01/18 – NPFG Insured	No Opt. Call	Aaa	1,060,560
	Palomar Pomerado Health, California, General Obligation Bonds, Convertible Capital
	Appreciation, Election 2004 Series 2010A:
10,825	0.000%, 8/01/34	No Opt. Call	A+	5,730,646
2,250	0.000%, 8/01/35	No Opt. Call	A+	1,146,263
8,075	San Bernardino Community College District, California, General Obligation Bonds, Election of	No Opt. Call	Aa2	3,051,543
	2008 Series 2009B, 0.000%, 8/01/44
1,000	San Diego Unified School District, San Diego County, California, General Obligation Bonds,	7/25 at 100.00	AAA	1,246,980
	Dedicated Unlimited Ad Valorem Property Tax, 2012 Election Series 2016F, 5.000%, 7/01/40
4,250	West Hills Community College District, California, General Obligation Bonds, School Facilities	8/31 at 100.00	AA	3,770,897
	Improvement District 3, 2008 Election Series 2011, 0.000%, 8/01/38 – AGM Insured (4)
44,980	Total Tax Obligation/General			34,730,281
	Tax Obligation/Limited – 19.0%
1,000	Bell Community Redevelopment Agency, California, Tax Allocation Bonds, Bell Project Area,	10/16 at 100.00	AA	1,000,990
	Series 2003, 5.625%, 10/01/33 – RAAI Insured
2,000	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	9/23 at 100.00	A+	2,478,800
	Rehabilitation, Various Correctional Facilities Series 2013F, 5.250%, 9/01/33
1,500	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/19 at 100.00	A+	1,795,965
	2009-I, 6.375%, 11/01/34
360	Chino Redevelopment Agency, California, Merged Chino Redevelopment Project Area Tax Allocation	9/16 at 101.00	A	365,850
	Bonds, Series 2006, 5.000%, 9/01/38 – AMBAC Insured
1,000	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/16 at 100.00	A	1,003,100
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
270	Fontana Redevelopment Agency, San Bernardino County, California, Tax Allocation Bonds, Jurupa	10/16 at 100.00	A	273,291
	Hills Redevelopment Project, Refunding Series 1997A, 5.500%, 10/01/27
3,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/25 at 100.00	A+	3,668,729
	Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/40
250	Inglewood Redevelopment Agency, California, Tax Allocation Bonds, Merged Redevelopment	5/17 at 100.00	BBB+	256,268
	Project, Subordinate Lien Series 2007A-1, 5.000%, 5/01/23 – AMBAC Insured
	Irvine Unified School District, California, Special Tax Bonds, Community Facilities District
	Series 2006A:
55	5.000%, 9/01/26	9/16 at 100.00	N/R	55,366
130	5.125%, 9/01/36	9/16 at 100.00	N/R	130,737
1,215	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Vermont	9/16 at 100.00	A1	1,219,155
	Manchester Social Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
135	National City Community Development Commission, California, Tax Allocation Bonds, National	8/21 at 100.00	A	170,382
	City Redevelopment Project, Series 2011, 6.500%, 8/01/24
1,000	Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area 1, Series 2009,	3/18 at 100.00	A+	1,102,810
	7.000%, 3/01/34
50	Novato Redevelopment Agency, California, Tax Allocation Bonds, Hamilton Field Redevelopment	9/21 at 100.00	BBB+	61,148
	Project, Series 2011, 6.750%, 9/01/40
60	Patterson Public Finance Authority, Revenue Bonds, Community Facilities District 2001-1,	9/23 at 100.00	N/R	67,960
	Subordinate Lien Series 2013B , 5.875%, 9/01/39
	Patterson Public Financing Authority, California, Revenue Bonds, Community Facilities District
	2001-1, Senior Series 2013A:
350	5.250%, 9/01/30	9/23 at 100.00	N/R	397,544
320	5.750%, 9/01/39	9/23 at 100.00	N/R	364,925
160	Rancho Santa Fe CSD Financing Authority, California, Revenue Bonds, Superior Lien Series	9/21 at 100.00	A–	189,957
	2011A, 5.750%, 9/01/30
30	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	10/21 at 100.00	A	37,398
	Area, Series 2011B, 6.500%, 10/01/25
515	Sacramento City Financing Authority, California, Lease Revenue Refunding Bonds, Series 1993A,	No Opt. Call	AA–	563,080
	5.400%, 11/01/20 – NPFG Insured
20	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1	9/25 at 100.00	N/R	23,243
	Marblehead Coastal, Series 2015, 5.000%, 9/01/40
1,365	San Diego County Regional Transportation Commission, California, Sales Tax Revenue Bonds,	4/22 at 100.00	AAA	1,614,959
	Refunding Series 2012A, 5.000%, 4/01/42
65	San Francisco City and County Redevelopment Agency Successor Agency, California, Special Tax	No Opt. Call	N/R	73,002
	Bonds, Community Facilities District 7, Hunters Point Shipyard Phase One Improvements,
	Refunding Series 2014, 5.000%, 8/01/39
615	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	643,173
	Project, Series 2006C, 5.000%, 8/01/25 – NPFG Insured
40	Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds, Series 2011,	4/21 at 100.00	N/R	48,226
	7.000%, 10/01/26
360	Turlock Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2011,	3/21 at 100.00	A–	453,002
	7.500%, 9/01/39
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2012A,	10/22 at 100.00	AA	1,138,750
	5.000%, 10/01/32 – AGM Insured
70	Yorba Linda Redevelopment Agency, Orange County, California, Tax Allocation Revenue Bonds,	9/21 at 100.00	A–	86,389
	Yorba Linda Redevelopment Project, Subordinate Lien Series 2011A, 6.500%, 9/01/32
16,935	Total Tax Obligation/Limited			19,284,199
	Transportation – 6.6%
530	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,	1/24 at 100.00	BB+	644,581
	Refunding Junior Lien Series 2013C, 6.500%, 1/15/43
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
1,000	5.000%, 1/15/42 – AGM Insured	1/24 at 100.00	AA	1,133,360
1,170	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,397,904
1,175	6.000%, 1/15/53	1/24 at 100.00	BBB–	1,410,447
800	Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%, 5/15/42	5/25 at 100.00	AA	995,000
955	Port of Oakland, California, Revenue Bonds, Refunding Series 2012P, 5.000%, 5/01/31	No Opt. Call	A+	1,129,373
	(Alternative Minimum Tax)
5,630	Total Transportation			6,710,665
	U.S. Guaranteed – 11.5% (5)
2,805	California Educational Facilities Authority, Revenue Bonds, Santa Clara University, Series	4/18 at 100.00	N/R (5)	3,050,634
	2008A, 5.625%, 4/01/37 (Pre-refunded 4/01/18)
405	California State Public Works Board, Lease Revenue Bonds, Department of Corrections,	No Opt. Call	AA– (5)	420,260
	Calipatria State Prison, Series 1991A, 6.500%, 9/01/17 – NPFG Insured (ETM)
545	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	8/16 at 100.00	AA– (5)	547,267
	Series 2001C, 5.250%, 8/01/31 (Pre-refunded 8/01/16)
540	Loma Linda, California, Hospital Revenue Bonds, Loma Linda University Medical Center, Series	12/17 at 100.00	BB (5)	599,076
	2008A, 8.250%, 12/01/38 (Pre-refunded 12/01/17)
6,530	Merced Irrigation District, California, Certificates of Participation, Water and Hydroelectric	9/16 at 64.56	A (5)	4,212,176
	Series 2008B, 0.000%, 9/01/23 (Pre-refunded 9/01/16)
415	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	9/18 at 100.00	BB+ (5)	467,448
	Development Project, Refunding Series 2008A, 6.500%, 9/01/28 (Pre-refunded 9/01/18)
25	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds,	2/21 at 100.00	A– (5)	31,601
	Mission Bay North Redevelopment Project, Series 2011C, 6.750%, 8/01/41 (Pre-refunded 2/01/21)
	San Francisco Redevelopment Financing Authority, California, Tax Allocation Revenue Bonds,
	Mission Bay South Redevelopment Project, Series 2011D:
25	7.000%, 8/01/33 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	31,842
30	7.000%, 8/01/41 (Pre-refunded 2/01/21)	2/21 at 100.00	BBB+ (5)	38,211
225	San Mateo Union High School District, San Mateo County, California, Certificates of	12/17 at 100.00	N/R (5)	239,711
	Participation, Phase 1, Series 2007A, 5.000%, 12/15/30 (Pre-refunded 12/15/17) – AMBAC Insured
1,000	Santa Clara Valley Transportation Authority, California, Sales Tax Revenue Bonds, 2000 Measure A,	4/17 at 100.00	AA+ (5)	1,033,840
	Refunding Series 2007A, 5.000%, 4/01/36 (Pre-refunded 4/01/17) – AMBAC Insured
1,000	Travis Unified School District, Solano County, California, Certificates of Participation,	9/16 at 100.00	A3 (5)	1,007,780
	Series 2006, 5.000%, 9/01/26 (Pre-refunded 9/01/16) – FGIC Insured
13,545	Total U.S. Guaranteed			11,679,846
	Utilities – 2.0%
1,000	Imperial Irrigation District, California, Electric System Revenue Bonds, Refunding Series	11/20 at 100.00	AA–	1,168,270
	2011A, 5.500%, 11/01/41
645	Long Beach Bond Finance Authority, California, Natural Gas Purchase Revenue Bonds, Series	No Opt. Call	A	893,048
	2007A, 5.500%, 11/15/37
1,645	Total Utilities			2,061,318
	Water and Sewer – 10.8%
1,000	Bay Area Water Supply and Conservation Agency, California, Revenue Bonds, Capital Cost	4/23 at 100.00	AA–	1,218,210
	Recovery Prepayment Program, Series 2013A, 5.000%, 10/01/34
	California Pollution Control Financing Authority, Water Furnishing Revenue Bonds, Poseidon
	Resources Channelside LP Desalination Project, Series 2012:
375	5.000%, 7/01/37 (Alternative Minimum Tax)	No Opt. Call	Baa3	420,514
1,160	5.000%, 11/21/45 (Alternative Minimum Tax)	No Opt. Call	Baa3	1,294,003
2,000	Escondido Joint Powers Financing Authority, California, Revenue Bonds, Water System Financing,	3/22 at 100.00	AA–	2,362,000
	Series 2012, 5.000%, 9/01/41
1,970	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2014A,	7/24 at 100.00	AA+	2,424,696
	5.000%, 7/01/44
1,500	Metropolitan Water District of Southern California, Water Revenue Bonds, Refunding Series	7/25 at 100.00	AAA	1,883,115
	2015A, 5.000%, 7/01/40
1,000	Santa Clara Valley Water District, California, Water System Revenue Bonds, Refunding Series	12/25 at 100.00	Aa1	1,284,090
	2016A, 5.000%, 6/01/31
9,005	Total Water and Sewer			10,886,628
$ 105,370	Total Long-Term Investments (cost $86,992,114)			100,549,812
	Other Assets Less Liabilities – 0.7%			694,557
	Net Assets – 100%			$ 101,244,369

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$100,549,812	$ —	$100,549,812

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of June 30, 2016, the cost of investments was $86,938,969.
Gross unrealized appreciation and gross unrealized depreciation of investments as of June 30, 2016, were as follows:

Gross unrealized:
Appreciation	$13,610,843
Depreciation	—
Net unrealized appreciation (depreciation) of investments	$13,610,843

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(ETM)	Escrowed to maturity.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen California Select Tax-Free Income Portfolio

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         August 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         August 29, 2016